Company and Basis of Presentation (Details) - USD ($)			1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 27, 2023	Sep. 25, 2023	Sep. 27, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2020
Company and Basis of Presentation (Details) [Line Items]
Working capital deficit				$ 2,880,000	$ 11,031,690
Accumulated deficit					(21,085,962)		$ (10,691,071)
Net loss					$ (4,822,406)	$ (1,040,525)	2,213,012	$ 1,484,313
Common stock conversion price (in Dollars per share)	$ 0.74				$ 0.74
Line of credit	$ 16,980,000		$ 16,980,000		$ 16,980,000
Outstanding line of credit	$ 16,980,000	$ 16,980,000	$ 1,698,000	1,225,000
Conversion of common stock (in Shares)					22,945,946
Stockholders’ equity				821,595	$ 15,762,655	332,612	320,213	141,326	$ 347,414	$ 57,751	$ 89,145	$ (869,049)
Working capital surplus					11,030,000.00
Line of Credit Note [Member]
Company and Basis of Presentation (Details) [Line Items]
Net loss
Conversion of common stock (in Shares)			22,945,946					384,615
Stockholders’ equity						$ 4,083	$ 5,388	$ 3,785	$ 6,544	$ 3,809	$ 3,785	$ 2,572
Line of Credit Note [Member]
Company and Basis of Presentation (Details) [Line Items]
Common stock conversion price (in Dollars per share)					$ 0.74
Line of Credit Note [Member]
Company and Basis of Presentation (Details) [Line Items]
Working capital deficit					$ 20,000,000
Common stock conversion price (in Dollars per share)			$ 0.74